                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5320

                        Van Kampen Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/04

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of December 31, 2004.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/04

MUNICIPAL INCOME TRUST
SYMBOL: VMT
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (8/26/88)             8.15%         6.70%

10-year                               8.18          6.13

5-year                               10.36         10.26

1-year                                6.00          1.76

6-month                               7.79          5.35
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE 6-MONTH PERIOD ENDED DECEMBER 31, 2004

Van Kampen Municipal Income Trust is managed by the Adviser's Municipal Fixed Income team. Current members include Thomas Byron and Robert Wimmel, Vice Presidents of the Adviser; and John Reynoldson, Executive Director of the Adviser.(1)

MARKET CONDITIONS

The fixed income markets during the six months ended December 31, 2004 were focused on the ongoing actions of the Federal Reserve Open Market Committee (the "Fed"). In keeping with Chairman Alan Greenspan's comments in the spring of 2004, the Fed reversed its stance and began to tighten interest rates at its June 30, 2004 meeting. The Fed went on to raise rates at its four subsequent meetings through the end of the year. By the end of the review period, the federal funds rate stood at 2.25%, its highest level since 2002, and the fixed income market appeared to anticipate further increases in 2005.

These shifts helped boost yields on shorter-maturity securities in the municipal market. In the past, this stage of the economic cycle has typically been marked by rising yields for intermediate and longer-maturity bonds. That was not the case during the six-month period, however. During this time, these yields actually fell, which led to a general "flattening" of the yield curve. Lower-quality bonds also outperformed their higher-quality peers during the period.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns may differ significantly, as they did during the reporting period when the fund showed a

(1)Team members may change at any time without notice.
 2

7.79 percent gain on an NAV basis and a 5.35 percent gain on a market-price basis. The fund's return at NAV outperformed its benchmark, the Lehman Brothers Municipal Bond Index. (See table below.)

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2004

---------------------------------------------------------------
      BASED ON     BASED ON     LEHMAN BROTHERS MUNICIPAL
        NAV      MARKET PRICE          BOND INDEX

       7.79%        5.35%                -0.68%
---------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates.

While the trust's strategy of using leverage boosted returns, its performance was hampered by our general interest rate strategy. The trust entered the period with its duration (a measure of interest rate sensitivity) below that of the Lehman Brothers Municipal Bond Index. This strategy limited the trust's participation in the rally of the longer-maturity portion of the yield curve. The trust's performance was also hindered by its emphasis on maintaining a relatively high average credit quality. At the end of the period, roughly 94 percent of the portfolio's holdings were rated A or better.

During the period, the trust's portfolio remained well diversified across the major sectors of the municipal market. The three largest sector exposures at the end of December were general purpose, public building and public education. Additions to the portfolio tended to be in the 20 to 25-year segment of the market, where we favored well-structured securities with reduced interest-rate sensitivity. These securities gained strongly during the period, and were a contributor to the trust's positive returns.

Should interest rates continue to rise, we anticipate finding more securities with attractive yields than have been available for quite some time. The coming six months promise to be an interesting time for the municipal bond market -- and for the Fed.

There is no guarantee that any securities will continue to perform well or be held by the trust in the future.

RATINGS ALLOCATION AS OF 12/31/04
AAA/Aaa                                                          84.3%
AA/Aa                                                             7.0%
A/A                                                               2.7%
BBB/Baa                                                           3.0%
BB/Ba                                                             0.4%
Non-Rated                                                         2.6%



TOP 5 SECTORS AS OF 12/31/04
General Purpose                                                  21.2%
Public Building                                                  12.0%
Public Education                                                 10.5%
Wholesale Electric                                                9.3%
Health Care                                                       9.2%

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 12/31/04
New York                                                         11.4%
Illinois                                                          9.6%
Texas                                                             9.4%
California                                                        7.4%
Florida                                                           6.3%
Georgia                                                           4.9%
Pennsylvania                                                      4.5%
Ohio                                                              3.8%
North Carolina                                                    3.7%
Washington                                                        3.5%
Louisiana                                                         2.9%
New Jersey                                                        2.8%
Nevada                                                            2.5%
Kentucky                                                          2.2%
Indiana                                                           2.2%
Massachusetts                                                     2.0%
Kansas                                                            2.0%
Missouri                                                          2.0%
Colorado                                                          1.8%
Oregon                                                            1.6%
Michigan                                                          1.5%
Alabama                                                           1.4%
Wisconsin                                                         1.4%
Alaska                                                            1.2%
Tennessee                                                         1.1%
South Carolina                                                    1.0%

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 12/31/04
                                       (continued from previous page)
New Mexico                                                        1.0%
West Virginia                                                     0.8%
Guam                                                              0.6%
District of Columbia                                              0.6%
Connecticut                                                       0.6%
Rhode Island                                                      0.5%
Maryland                                                          0.4%
Mississippi                                                       0.3%
Utah                                                              0.2%
Oklahoma                                                          0.2%
Arizona                                                           0.2%
Puerto Rico                                                       0.2%
South Dakota                                                      0.2%
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Ratings allocations and summary of investments by state classifications are as a percentage of total investments. Sectors are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocation based upon ratings as issued by Standard and Poor's and Moody's, respectively. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen trust makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen trust provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Van Kampen closed-end funds do not presently provide partial lists of their portfolio holdings on a monthly basis, but may do so in the future.

       You may obtain copies of a trust's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities and information on how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  154.7%
          ALABAMA  2.2%
$3,660    Alabama St Brd Ed Rev & Impt Southn Univ St
          Cmnty Rfdg (MBIA Insd).....................        5.250%   07/01/20   $   4,012,055
 1,320    Alabama St Univ Rev Tuit Ser B (Prerefunded
          @ 01/01/12) (MBIA Insd)....................        5.250    03/01/33       1,501,302
 1,000    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser
          A..........................................        5.000    01/01/24       1,019,970
                                                                                 -------------
                                                                                     6,533,327
                                                                                 -------------

          ALASKA  1.9%
 3,650    Alaska St Intl Arpt Rev Ser B (AMBAC
          Insd)......................................        5.250    10/01/27       3,872,540
 1,575    Matanuska-Susitna Boro, AK Ctf Part Pub
          Safety Bldg Lease (FSA Insd)...............        5.750    03/01/16       1,755,652
                                                                                 -------------
                                                                                     5,628,192
                                                                                 -------------
          ARIZONA  0.4%
 1,000    Arizona Hlth Fac Auth Hosp John C Lincoln
          Hlth Network...............................        6.375    12/01/37       1,068,590
                                                                                 -------------

          CALIFORNIA  11.5%
 2,500    California St (AMBAC Insd).................        5.000    04/01/21       2,640,525
 4,500    California St (AMBAC Insd).................        5.125    10/01/27       4,722,300
 1,000    California St Dept Wtr Res Ctr Wtr Sys Ser
          X (FGIC Insd)..............................        5.000    12/01/29       1,030,600
 1,000    California St Dept Wtr Res Pwr Ser A.......        6.000    05/01/15       1,154,610
 1,000    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)......................................        5.500    05/01/16       1,127,220
 2,500    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd) (a)..................................        5.375    05/01/18       2,766,250
 5,000    California St Univ Rev & Co Systemwide Ser
          A (AMBAC Insd).............................        5.000    11/01/33       5,125,050
 5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg
          Rev (Escrowed to Maturity) (MBIA Insd).....      *          09/01/17       2,688,700
 4,000    Los Angeles, CA Dept Wtr & Pwr Ser A (FGIC
          Insd)......................................        5.125    07/01/40       4,100,080
 2,500    Los Angeles, CA Uni Sch Dist Ser A
          (FSA Insd).................................        5.250    07/01/20       2,740,675
 2,000    Los Angeles, CA Wtr & Pwr Rev Pwr Sys Ser B
          (FSA Insd).................................        5.000    07/01/28       2,069,280
 1,500    Metropolitan Wtr Dist Southn CA Auth Ser B
          1 (FGIC Insd)..............................        5.000    10/01/33       1,543,260
 1,750    Palm Springs, CA Fin Auth Lease Rev
          Convention Ctr Proj Ser A (MBIA Insd)......        5.500    11/01/35       1,923,687
 1,000    Santa Clara Cnty, CA Brd Ed Rfdg
          (MBIA Insd)................................        5.000    04/01/25       1,043,390
                                                                                 -------------
                                                                                    34,675,627
                                                                                 -------------

 8                                             See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
          COLORADO  2.8%
$1,500    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev
          E-470 Proj (Prerefunded @ 08/31/05)........        7.000%   08/31/26   $   1,593,720
 1,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev
          E-470 Proj Ser B (Prerefunded @
          08/31/05)..................................        6.950    08/31/20       1,062,150
 3,405    Colorado Ed & Cultural Fac Impt Charter Sch
          Rfdg (XLCA Insd)...........................        5.250    12/01/23       3,664,563
 1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A (Escrowed to Maturity)...        5.500    03/01/32       1,107,490
 1,000    El Paso Cnty, CO Ctf Part Detention Fac
          Proj Ser B (AMBAC Insd)....................        5.375    12/01/18       1,110,890
                                                                                 -------------
                                                                                     8,538,813
                                                                                 -------------
          CONNECTICUT  1.0%
 1,750    Connecticut St Spl Oblig Pkg Rev Bradley
          Intl Arpt Ser A (AMT) (ACA Insd)...........        6.600    07/01/24       1,897,770
 1,000    Hartford, CT Pkg Sys Rev Ser A.............        6.500    07/01/25       1,036,180
                                                                                 -------------
                                                                                     2,933,950
                                                                                 -------------
          DISTRICT OF COLUMBIA  1.0%
 2,775    District of Columbia Hosp Rev Medlantic
          Hlthcare Ser A Rfdg (Escrowed to Maturity)
          (MBIA Insd)................................        5.250    08/15/12       2,949,714
                                                                                 -------------

          FLORIDA  9.7%
 2,500    Brevard Cnty, FL Sch Brd Ctf Ser B Rfdg
          (FGIC Insd)................................        5.000    07/01/21       2,675,650
 2,000    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
          Insd)......................................        5.950    07/01/20       2,041,500
 1,000    Florida St Brd Ed Lottery Rev Ser A (FGIC
          Insd)......................................        5.750    07/01/11       1,142,050
 2,000    Florida St Dept Environmental Prot
          Preservtn Rev Ser A (FGIC Insd)............        5.750    07/01/10       2,282,940
 2,295    Florida St Dept Trans Tpk Rev Ser A (b)....        5.000    07/01/29       2,375,600
 1,745    Hillsborough Cnty, FL Port Dist Tampa Port
          Auth Proj Ser A (AMT) (MBIA Insd)..........        5.375    06/01/27       1,839,753
 1,000    Jea, FL Elec Sys Rev Ser 3 Ser A...........        5.500    10/01/41       1,061,390
 1,000    Marion Cnty, FL Sch Brd Ctf (FSA Insd).....        5.250    06/01/18       1,094,310
 1,500    Miami Beach, FL Stormwtr Rev (FGIC Insd)...        5.250    09/01/25       1,618,005
 1,720    Miami-Dade Cnty, FL Aviation Rev Miami Intl
          Arpt (AMT) (FGIC Insd).....................        5.375    10/01/32       1,790,812
 3,000    Orange Cnty, FL Sch Brd Ctf Part Ser A
          (AMBAC Insd)...............................        5.250    08/01/14       3,347,250
 4,000    Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
          Insd)......................................        5.625    10/01/14       4,462,360

See Notes to Financial Statements                                              9

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$2,000    Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
          Insd)......................................        5.500%   10/01/31   $   2,165,340
 1,115    Tallahassee, FL Lease Rev FL St Univ Proj
          Ser A (MBIA Insd)..........................        5.500    08/01/19       1,245,868
                                                                                 -------------
                                                                                    29,142,828
                                                                                 -------------
          GEORGIA  7.6%
 1,000    Columbus, GA Wtr & Sew Rev Rfdg (MBIA Insd)
          (b)........................................        5.000    05/01/25       1,052,110
 4,023    Fulton Cnty, GA Lease Rev (Acquired
          12/23/94, Cost $4,023,144) (c).............        7.250    06/15/10       4,209,898
 2,635    Georgia Muni Elec Auth Pwr Rev Ser A (MBIA
          Insd)......................................        6.500    01/01/20       3,340,047
 3,000    Georgia Muni Elec Auth Pwr Rev Ser B Rfdg
          (FGIC Insd)................................        6.250    01/01/17       3,668,880
 2,500    Georgia St Ser D...........................        6.000    10/01/05       2,574,450
 2,335    Georgia St Ser D...........................        6.000    10/01/06       2,486,215
 2,000    Municipal Elec Auth GA Combustion Turbine
          Proj Ser A (MBIA Insd).....................        5.250    11/01/22       2,177,540
   800    Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare
          Sys Inc....................................        6.700    07/01/16         819,760
 2,500    Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare
          Sys Inc....................................        6.500    07/01/27       2,499,425
                                                                                 -------------
                                                                                    22,828,325
                                                                                 -------------
          ILLINOIS  14.9%
 4,000    Chicago, IL Brd Ed Chicago Sch Reform Ser A
          (AMBAC Insd)...............................        5.250    12/01/27       4,233,440
 1,400    Chicago, IL Brd Ed Ser A (MBIA Insd).......        5.500    12/01/28       1,529,724
 2,250    Chicago, IL Neighborhoods Alive 21 Ser A
          (FGIC Insd)................................        5.500    01/01/13       2,511,630
 1,500    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien C 2 Rfdg (AMT) (FSA Insd).......        5.250    01/01/30       1,550,520
 1,500    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien C-2 Rfdg (AMT) (XLCA Insd)......        5.250    01/01/34       1,548,315
 1,000    Chicago, IL O'Hare Intl Arpt Rev Second
          Lien Passenger Fac Ser B (AMBAC Insd)......        5.500    01/01/16       1,110,580
 1,000    Chicago, IL Proj Ser C Rfdg (FGIC Insd)....        5.750    01/01/14       1,136,610
 1,000    Chicago, IL Proj Ser C Rfdg (FGIC Insd)....        5.750    01/01/15       1,131,470
 4,895    Chicago, IL Pub Bldg Comm Bldg Rev Ser A
          (Escrowed to Maturity) (MBIA Insd).........      *          01/01/07       4,666,942
 1,000    Chicago, IL Ser B Rfdg (AMBAC Insd)........        5.125    01/01/15       1,105,090
 2,000    Chicago, IL Wastewtr Transmission Rev
          Second Lien (Prerefunded @ 01/01/10) (MBIA
          Insd)......................................        5.750    01/01/25       2,293,420
 1,960    Cook Cnty, IL Cmnty Cons Sch Dist
          (FSA Insd).................................        5.500    12/01/13       2,245,356
 1,000    Cook Cnty, IL Ser A (FGIC Insd)............        5.500    11/15/31       1,083,940

 10                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$3,230    Cook Cnty, IL Ser A Rfdg (MBIA Insd).......        5.625%   11/15/16   $   3,530,971
 2,310    Illinois Dev Fin Auth Rev Adventist Hlth
          Ser A (MBIA Insd)..........................        5.500    11/15/13       2,616,883
 2,500    Illinois Dev Fin Auth Rev Adventist Hlth
          Ser A (MBIA Insd)..........................        5.500    11/15/15       2,830,950
 1,335    Illinois Dev Fin Auth Rev Bradley Univ Proj
          (Prerefunded @ 08/01/09) (AMBAC Insd)......        5.375    08/01/24       1,501,728
 2,000    Illinois Ed Fac Auth Rev Lewis Univ........        6.125    10/01/26       1,936,800
 1,500    Illinois St First Ser (LOC: Bank of
          America) (FGIC Insd).......................        5.375    11/01/14       1,678,050
 1,900    Kendall, Kane & Will Cntys, IL Cmnty Unit
          Sch Dist No. 308 Ser B (FGIC Insd).........        5.250    10/01/21       2,066,573
 1,250    Sangamon Cnty, IL Ctf Part.................       10.000    12/01/06       1,420,612
 1,000    Schaumburg, IL Ser B (FGIC Insd)...........        5.000    12/01/41       1,015,200
                                                                                 -------------
                                                                                    44,744,804
                                                                                 -------------
          INDIANA  3.4%
 2,420    Brownsburg, IN Sch Bldg Corp First Mtg
          Brownsburg Cmnty Sch (MBIA Insd)...........        5.550    02/01/24       2,672,963
 1,000    Clark Pleasant, IN Cmnty Sch First Mtg
          (AMBAC Insd)...............................        5.500    07/15/18       1,115,620
 4,000    Indiana Hlth Fac Fin Auth Rev Deaconess
          Hosp Ser A (AMBAC Insd)....................        5.375    03/01/34       4,241,160
 2,000    Indiana Trans Fin Auth Toll Rfdg
          (AMBAC Insd)...............................        5.375    07/01/09       2,123,740
                                                                                 -------------
                                                                                    10,153,483
                                                                                 -------------
          KANSAS  2.7%
 3,810    Kansas St Dev Fin Auth Rev KS Proj Ser N
          (AMBAC Insd)...............................        5.250    10/01/22       4,103,637
 1,250    Kansas St Dev Fin Auth Rev KS St Proj
          (AMBAC Insd)...............................        5.500    03/01/16       1,392,650
 2,235    Sedgwick Cnty, KA Uni Sch Dist No. 259
          Wichita (Prerefunded @ 09/01/10)
          (MBIA Insd)................................        5.500    09/01/11       2,531,316
                                                                                 -------------
                                                                                     8,027,603
                                                                                 -------------
          KENTUCKY  3.4%
 2,190    Kenton Cnty, KY Arpt Brd Rev Cincinnati/
          Northn KY Intl Arpt Ser A Rfdg (AMT) (MBIA
          Insd)......................................        6.250    03/01/09       2,440,821
 5,000    Kentucky St Ppty & Bldgs Commn Proj No. 74
          Rfdg (Prerefunded 02/01/12) (FSA Insd).....        5.375    02/01/16       5,680,150
 2,000    Kentucky St Tpk Auth Econ Dev
          Revitalization Proj Rfdg (FSA Insd)........        5.500    07/01/07       2,154,380
                                                                                 -------------
                                                                                    10,275,351
                                                                                 -------------

See Notes to Financial Statements                                             11

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
          LOUISIANA  4.5%
$4,395    Ernest N Morial New Orleans LA Sr Sub Ser A
          (AMBAC Insd)...............................        5.250%   07/15/22   $   4,793,011
 3,000    Lafayette, LA Util Rev (MBIA Insd).........        5.250    11/01/21       3,298,410
 1,000    Louisiana Hsg Fin Agy Rev Azalea Estates
          Ser A Rfdg (AMT) (GNMA Collateralized).....        5.375    10/20/39       1,010,070
 2,580    Louisiana Loc Govt Environmental Rev
          Southeastn LA Student Hsg A (MBIA Insd)....        5.250    08/01/21       2,820,585
 1,500    Louisiana St Ser A (FGIC Insd).............        5.500    11/15/08       1,665,645
                                                                                 -------------
                                                                                    13,587,721
                                                                                 -------------
          MARYLAND  0.6%
 2,180    Baltimore, MD Cap Apprec Ser A (FGIC
          Insd)......................................      *          10/15/09       1,682,742
                                                                                 -------------

          MASSACHUSETTS  3.1%
 4,000    Massachusetts St Cons Ln Ser B (Prerefunded
          @ 03/01/12) (FSA Insd).....................        5.500    03/01/17       4,527,920
 1,500    Massachusetts St Fed Hwy Gnt Antic Nt
          Ser A......................................        5.750    06/15/15       1,698,510
 1,000    Massachusetts St Indl Fin Agy Rev Higher Ed
          Hampshire College Proj (Prerefunded @
          10/01/07)..................................        5.625    10/01/12       1,100,200
 2,000    Massachusetts St Spl Oblig Dedicated Tax
          Rev (FGIC Insd)............................        5.000    01/01/34       2,057,680
                                                                                 -------------
                                                                                     9,384,310
                                                                                 -------------
          MICHIGAN  2.4%
 1,000    Grand Rapids, MI Wtr Supply Sys Rfdg (FGIC
          Insd)......................................        5.750    01/01/13       1,130,340
 1,180    Hillsdale, MI Hosp Fin Auth Hosp Rev
          Hillsdale Cmnty Hlth Ctr...................        5.750    05/15/18       1,229,289
 1,000    Michigan St Strategic Fd Detroit Edison Co
          Proj C Rfdg (AMT) (XLCA Insd)..............        5.450    12/15/32       1,046,980
 2,500    Michigan St Strategic Fd Detroit Edison
          Conv Rfdg (AMBAC Insd).....................        4.850    09/01/30       2,689,000
 1,000    Michigan St Strategic Fd Detroit Edison
          Pollutn Ctl Ser B Rfdg (AMT)...............        5.650    09/01/29       1,039,200
                                                                                 -------------
                                                                                     7,134,809
                                                                                 -------------
          MISSISSIPPI  0.5%
 1,500    Mississippi Hosp Equip & Fac MS Baptist Med
          Ctr Rfdg (MBIA Insd).......................        6.000    05/01/13       1,547,820
                                                                                 -------------

          MISSOURI  3.1%
 1,250    Cole Cnty, MO Indl Dev Auth Sr Living Fac
          Rev Lutheran Sr Svcs Heisinger Proj........        5.500    02/01/35       1,294,200
 3,400    Missouri St Hwys & Trans Commn Rd Rev Ser
          A..........................................        5.500    02/01/08       3,713,616

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
          MISSOURI (CONTINUED)
$2,720    Platte Cnty, MO Neighborhood Impt Parkville
          B (MBIA Insd) (b)..........................        5.000%   02/01/22   $   2,865,248
 1,250    Saint Charles, MO Ctf Part Ser B...........        5.500    05/01/18       1,338,225
                                                                                 -------------
                                                                                     9,211,289
                                                                                 -------------
          NEVADA  3.9%
 4,000    Clark Cnty, NV Arpt Rev Sub Lien Ser A-2
          (FGIC Insd)................................        5.000    07/01/36       4,054,360
 3,965    Clark Cnty, NV Bd Bk (FGIC Insd)...........        5.500    06/01/09       4,416,891
 3,000    Clark Cnty, NV Indl Dev Rev Southwest Gas
          Corp Proj Ser A (AMT) (AMBAC Insd).........        5.250    07/01/34       3,099,720
                                                                                 -------------
                                                                                    11,570,971
                                                                                 -------------
          NEW JERSEY  4.3%
 3,000    Casino Reinv Dev Auth NJ Hotel Room Fee Rev
          (AMBAC Insd)...............................        5.250    01/01/22       3,311,550
 1,200    New Jersey Econ Dev Auth Rev Cigarette
          Tax........................................        5.750    06/15/29       1,259,280
 1,500    New Jersey Econ Dev Auth Rev Motor Vehicle
          Sur Rev Ser A (MBIA Insd)..................        5.000    07/01/23       1,588,995
 1,835    New Jersey St Ed Fac Auth Higher Ed Cap
          Impt Ser A (AMBAC Insd)....................        5.250    09/01/21       1,999,856
 2,000    New Jersey St Trans Corp Ctf Fed Trans
          Admin Gnts Ser A (AMBAC Insd)..............        5.500    09/15/13       2,276,580
 2,095    New Jersey St Trans Tr Fd Auth Trans Sys
          Ser A......................................        5.750    06/15/17       2,452,973
                                                                                 -------------
                                                                                    12,889,234
                                                                                 -------------
          NEW MEXICO  1.5%
 4,000    Santa Fe, NM Gross Rcpt Tax Impt (AMBAC
          Insd)......................................        5.250    06/01/13       4,452,000
                                                                                 -------------

          NEW YORK  17.6%
 3,000    Metropolitan Trans Auth NY Ser A Rfdg
          (AMBAC Insd)...............................        5.500    11/15/18       3,372,930
 2,500    Metropolitan Trans Auth NY Ser A Rfdg (FGIC
          Insd)......................................        5.250    11/15/31       2,652,600
 2,500    Nassau Cnty, NY Interim Fin Auth Sales Tax
          Secd Ser A (Prerefunded @ 11/15/10)........        5.750    11/15/13       2,887,175
 5,700    New York City Muni Wtr Fin Auth Ser A (FSA
          Insd)......................................        5.375    06/15/17       6,360,288
 4,500    New York City Ser B (AMBAC Insd)...........        7.250    08/15/07       5,046,165
   445    New York City Ser C........................        7.000    08/15/08         446,664
 2,500    New York City Ser E (FSA Insd).............        5.000    11/01/20       2,679,400
 1,000    New York City Ser H........................        5.750    03/15/13       1,116,100
 6,930    New York City Trans Auth Trans Fac
          Livingston Plaza Proj Rfdg (Escrowed to
          Maturity) (FSA Insd).......................        5.400    01/01/18       7,893,963

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$3,000    New York City Transitional Fin Auth Rev
          Future Tax Secd Ser A Rfdg (d)............. 5.500/14.000%   11/01/26   $   3,373,530
 3,000    New York St Dorm Auth Rev Hosp
          (MBIA Insd)................................        5.000    08/01/33       3,088,530
 2,000    New York St Dorm Auth Rev Sch Dist Fin Pgm
          Ser D (MBIA Insd)..........................        5.500    10/01/17       2,246,960
 3,000    New York St Urban Dev Corp Rev Personal
          Income Tax Ser C (Prerefunded @ 03/15/13)
          (FGIC Insd)................................        5.500    03/15/18       3,466,470
 3,000    New York, NY City Muni Wtr Fin Auth Wtr &
          Sew Sys Rev Ser A (AMBAC Insd).............        5.000    06/15/35       3,076,860
 2,680    Port Auth NY & NJ Cons 119th Ser (AMT)
          (FGIC Insd)................................        5.500    09/15/17       2,807,916
 2,500    Sales Tax Asset Receivable Corp Ser A (MBIA
          Insd)......................................        5.000    10/15/23       2,664,200
                                                                                 -------------
                                                                                    53,179,751
                                                                                 -------------
          NORTH CAROLINA  5.7%
 2,000    Charlotte, NC Ctf Part Convention Fac Proj
          Ser A Rfdg.................................        5.500    08/01/19       2,238,820
 3,000    North Carolina Eastern Muni Pwr Agy Pwr Sys
          Rev Ser D..................................        6.750    01/01/26       3,336,780
10,000    North Carolina Muni Pwr Agy No 1 Catawba
          Elec Rev Rfdg (MBIA Insd)..................        6.000    01/01/12      11,658,300
                                                                                 -------------
                                                                                    17,233,900
                                                                                 -------------
          OHIO  5.9%
 1,000    Cleveland, OH Muni Sch Dist (FSA Insd).....        5.250    12/01/23       1,090,280
 3,000    Columbus, OH City Sch Dist Sch Fac Constr &
          Impt (FSA Insd)............................        5.250    12/01/22       3,297,960
 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj.......................................        7.500    01/01/30       1,129,120
 2,660    Licking Heights, OH Loc Sch Dist (FGIC
          Insd)......................................        5.250    12/01/23       2,906,662
 1,000    Lorain Cnty, OH Hosp Rev Catholic
          Hlthcare...................................        5.375    10/01/30       1,030,570
 2,000    Lorain, OH City Sch Dist Classroom Fac Impt
          (MBIA Insd)................................        5.250    12/01/20       2,191,040
 1,000    Ohio St Air Quality Dev Auth Rev JMG Fdg
          Ltd Part Proj Rfdg (AMT) (AMBAC Insd)......        6.375    04/01/29       1,023,100
 1,500    Ohio St Bldg Auth St Fac Admin Bldg Fd Proj
          A (FSA Insd)...............................        5.500    04/01/15       1,679,850
 3,000    University Cincinnati OH Gen Ser A
          (FGIC Insd)................................        5.500    06/01/09       3,348,510
                                                                                 -------------
                                                                                    17,697,092
                                                                                 -------------
          OKLAHOMA  0.4%
 1,000    Central, OK Trans & Pkg Auth Pkg Sys (AMBAC
          Insd)......................................        5.000    07/01/18       1,071,090
                                                                                 -------------

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
          OREGON  2.5%
$1,000    Clackamas Cnty, OR Sch Dist................        5.500%   06/01/10   $   1,129,810
 1,350    Oregon Hlth Sciences Univ Insd Ser A (MBIA
          Insd)......................................        5.250    07/01/22       1,471,986
 2,060    Oregon St Dept Admin Ser C Rfdg
          (MBIA Insd)................................        5.250    11/01/17       2,266,948
 1,250    Portland, OR Cmnty College Dist Ser B......        5.250    06/01/12       1,387,063
 1,135    Portland, OR Swr Sys Rev Second Lien Ser A
          Rfdg (FSA Insd)............................        5.250    06/01/19       1,246,480
                                                                                 -------------
                                                                                     7,502,287
                                                                                 -------------
          PENNSYLVANIA  7.0%
 1,500    Allegheny Cnty, PA San Auth Swr
          (MBIA Insd)................................        5.500    12/01/30       1,637,520
 1,000    Allegheny Cnty, PA Ser C-53 Rfdg
          (FGIC Insd)................................        5.500    11/01/14       1,120,460
 1,000    Greensburg Salem, PA Sch Dist Rfdg (FGIC
          Insd)......................................        5.375    09/15/15       1,122,750
 2,000    Harrisburg, PA Auth Res Gtd Sub Ser D-2
          (FSA Insd).................................        5.000    12/01/33       2,181,600
 1,200    Harrisburg, PA Cap Apprec Nt Ser F Rfdg
          (AMBAC Insd)...............................      *          09/15/14         799,968
 2,600    Philadelphia, PA Auth Indl Ser B (FSA
          Insd)......................................        5.500    10/01/16       2,907,684
 2,400    Philadelphia, PA Gas Wks Rev 1998 Gen
          Ordinance Fourth Ser (FSA Insd)............        5.250    08/01/22       2,593,416
 1,290    Philadelphia, PA Gas Wks Rev Eighteenth Ser
          (AGC Insd).................................        5.250    08/01/19       1,399,624
 4,570    Pittsburgh, PA Ser A (AMBAC Insd)..........        5.500    09/01/16       5,023,070
 2,000    Ridley Park, PA Hosp Auth Rev Taylor Hosp
          Ser A (Escrowed to Maturity)...............        6.000    12/01/13       2,278,300
                                                                                 -------------
                                                                                    21,064,392
                                                                                 -------------
          RHODE ISLAND  0.7%
 2,000    Rhode Island Clean Wtr Fin Revolving Fd
          Pooled Ln Assn Ser A.......................        5.000    10/01/21       2,144,180
                                                                                 -------------

          SOUTH CAROLINA  1.5%
 1,000    Chesterfield Cnty, SC Sch Dist (FSA
          Insd)......................................        5.375    03/01/18       1,110,590
 2,300    Medical Univ SC Hosp Auth Facs FHA Insd Mtg
          Ser A Rfdg (MBIA Insd).....................        5.250    08/15/25       2,457,481
 1,000    South Carolina Jobs Econ Dev Auth Indl Rev
          Elec & Gas Co Proj Ser A (AMBAC Insd)......        5.200    11/01/27       1,049,560
                                                                                 -------------
                                                                                     4,617,631
                                                                                 -------------
          SOUTH DAKOTA  0.3%
   875    Deadwood, SD Ctf Partn (ACA Insd)..........        6.375    11/01/20         941,946
                                                                                 -------------

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
          TENNESSEE  1.7%
$2,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn St Hlth Ser A Rfdg
          (MBIA Insd)................................        7.500%   07/01/25   $   2,520,480
 2,500    Memphis, TN (Prerefunded @ 10/01/06).......        5.250    10/01/14       2,654,850
                                                                                 -------------
                                                                                     5,175,330
                                                                                 -------------
          TEXAS  14.5%
 2,050    Austin, TX Wtr & Wastewtr Rfdg (MBIA
          Insd)......................................        5.750    05/15/12       2,302,724
 1,000    Austin, TX Wtr & Wastewtr Rfdg (MBIA
          Insd)......................................        5.250    11/15/19       1,092,380
   300    Brazos Cnty, TX Hlth Fac Dev Oblig Grp.....        5.375    01/01/32         306,765
 1,430    Cameron Cnty, TX Ctf Oblig (AMBAC Insd)....        5.750    02/15/15       1,592,033
 1,500    Corpus Christi,TX Util Sys Rev Impt Rfdg
          (Prerefunded @ 07/15/12) (FSA Insd)........        5.250    07/15/19       1,629,510
 2,000    Fort Worth, TX Wtr & Swr Rev Impt Rfdg.....        5.500    02/15/05       2,008,600
 1,000    Harris Cnty, TX Hlth Fac Dev Mem Hermann
          Hlthcare Ser A.............................        6.375    06/01/29       1,100,400
 2,000    Harris Cnty, TX Perm Impt & Rfdg...........        5.000    10/01/11       2,129,540
 4,820    Harris Cnty, TX Toll Rd (Prerefunded @
          08/15/09) (AMBAC Insd).....................      *          08/15/18       2,263,279
 1,000    Harris Cnty, TX Toll Rd (Prerefunded @
          08/15/09) (AMBAC Insd).....................      *          08/15/21         381,980
 2,105    Houston, TX Hotel Occupancy Tax & Spl Rev
          Convention & Entmt Ser B (AMBAC Insd)......        5.750    09/01/15       2,400,458
    95    Houston, TX Pub Impt Rfdg (FSA Insd).......        5.750    03/01/15         106,805
   905    Houston, TX Pub Impt Rfdg (Prerefunded
          09/01/10) (FSA Insd).......................        5.750    03/01/15       1,026,098
 2,000    Houston, TX Wtr & Swr Sys Rev Jr Lien Ser B
          Rfdg (Escrowed to Maturity) (FGIC Insd)....        6.250    12/01/05       2,076,080
 2,750    Lower CO Riv Auth TX Svc Corp Proj Rfdg
          (FGIC Insd)................................        5.000    05/15/33       2,794,083
 1,500    Mesquite, TX Hlth Fac Dev Retirement Fac
          Christian A................................        7.500    02/15/18       1,606,845
 1,100    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj........................        7.200    01/01/21       1,109,031
 1,000    North Cent TX Hlth Fac Dev Hosp Baylor
          Hlthcare Sys Proj Ser A....................        5.125    05/15/29       1,017,050
 1,750    North Cent TX Hlth Fac Dev Hosp Childrens
          Med Ctr Dallas (AMBAC Insd)................        5.250    08/15/32       1,829,363
 2,805    Tarrant Regl Wtr Dist TX Wtr Impt Rfdg (FSA
          Insd)......................................        5.250    03/01/19       3,071,840
 3,297    Texas Mun Pwr Agy Rev (AMBAC Insd).........      *          09/01/07       3,076,464
   228    Texas Mun Pwr Agy Rev (Escrowed to
          Maturity) (AMBAC Insd).....................      *          09/01/07         213,816
 1,995    Texas St Pub Ppty Fin Corp Rev Mental Hlth
          & Retardation Rfdg (FSA Insd)..............        5.500    09/01/13       2,025,344
 1,000    Texas Tech Univ Rev Fin Sys Seventh (MBIA
          Insd)......................................        5.000    08/15/25       1,036,610

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$1,500    Texas Wtr Dev Brd Rev St Revolving Fd Sr
          Lien Ser B.................................        5.250%   07/15/17   $   1,624,245
 1,000    Trinity River Auth TX Rev Tarrant Cnty Wtr
          Proj Impt & Rfdg (MBIA Insd)...............        5.500    02/01/21       1,112,620
 2,500    University TX Rev Fin Sys Ser B............        5.250    08/15/20       2,724,175
                                                                                 -------------
                                                                                    43,658,138
                                                                                 -------------
          UTAH  0.4%
 1,000    Salt Lake Cnty, UT College Rev Westminster
          College Proj...............................        5.750    10/01/27       1,018,260
   105    Utah St Hsg Fin Agy Single Family Mtg Ser B
          Class 2 (AMT) (FHA/VA Gtd).................        6.250    07/01/14         105,541
                                                                                 -------------
                                                                                     1,123,801
                                                                                 -------------
          WASHINGTON  5.4%
 3,410    Clark Cnty, WA Pub Util Dist Rfdg (FSA
          Insd)......................................        5.500    01/01/08       3,710,626
 2,595    Clark Cnty, WA Pub Util Dist Rfdg (FSA
          Insd)......................................        5.500    01/01/09       2,873,418
 1,300    Energy Northwest WA Elec Rev Proj No 3 Ser
          A Rfdg (FSA Insd)..........................        5.500    07/01/17       1,447,368
 4,400    King Cnty, WA Ser B Rfdg (MBIA Insd).......        5.250    01/01/34       4,611,552
 1,000    Spokane, WA Pub Fac Dist Hotel (MBIA
          Insd)......................................        5.750    12/01/20       1,153,720
 2,100    Spokane, WA Pub Fac Dist Hotel (MBIA
          Insd)......................................        5.750    12/01/21       2,417,310
                                                                                 -------------
                                                                                    16,213,994
                                                                                 -------------
          WEST VIRGINIA  1.3%
 3,750    West Virginia Univ Rev Impt Ser C
          (FGIC Insd)................................        5.000    10/01/34       3,854,063
                                                                                 -------------

          WISCONSIN  2.1%
 2,345    Appleton, WI Wtrwks Rev Rfdg (FGIC Insd)...        5.375    01/01/19       2,587,731
 3,500    Milwaukee, WI Redev Auth Rev Milwaukee Pub
          Schs (AMBAC Insd)..........................        5.125    08/01/22       3,723,125
                                                                                 -------------
                                                                                     6,310,856
                                                                                 -------------
          GUAM  1.0%
 2,800    Guam Pwr Auth Rev Ser A (AMBAC Insd).......        5.250    10/01/34       2,963,968
                                                                                 -------------

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON       MATURITY       VALUE
----------------------------------------------------------------------------------------------
          PUERTO RICO  0.3%
$1,000    Puerto Rico Indl Tourist Ed Med &
          Environmental Ctl Fac Fin Auth Higher
          Ed Rev.....................................        5.375%   02/01/19   $   1,043,650
                                                                                 -------------

TOTAL LONG-TERM INVESTMENTS  154.7%
  (Cost $433,097,519).........................................................     464,757,572

SHORT-TERM INVESTMENT  0.4%
  (Cost $1,200,000)...........................................................       1,200,000
                                                                                 -------------

TOTAL INVESTMENTS  155.1%
  (Cost $434,297,519).........................................................     465,957,572
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%).................................        (374,602)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (55.0%)...................    (165,106,969)
                                                                                 -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%................................   $ 300,476,001
                                                                                 =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b) Securities purchased on a when-issued or delayed delivery basis.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.9% of net assets applicable to common shares.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

ACA--American Capital Access

AGC--AGC Insured Custody Certificates

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

FGIC--Financial Guaranty Insurance Co.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 18                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $434,297,519).......................  $465,957,572
Cash........................................................        64,316
Receivables:
  Interest..................................................     6,541,992
  Investments Sold..........................................        30,000
Other.......................................................         7,869
                                                              ------------
    Total Assets............................................   472,601,749
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     6,237,589
  Investment Advisory Fee...................................       216,805
  Income Distributions--Common Shares.......................        95,096
  Variation Margin on Futures...............................        25,313
  Capital Gain Distributions................................        15,290
  Other Affiliates..........................................        10,689
Trustees' Deferred Compensation and Retirement Plans........       296,176
Accrued Expenses............................................       121,821
                                                              ------------
    Total Liabilities.......................................     7,018,779
Preferred Shares (including accrued distributions)..........   165,106,969
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $300,476,001
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($300,476,001 divided by
  28,684,985 shares outstanding)............................  $      10.48
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 28,684,985 shares issued and
  outstanding)..............................................  $    286,850
Paid in Surplus.............................................   265,829,515
Net Unrealized Appreciation.................................    31,543,905
Accumulated Undistributed Net Investment Income.............     1,902,825
Accumulated Net Realized Gain...............................       912,906
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $300,476,001
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 1,000,000
  shares, 330 issued with liquidation preference of $500,000 per share)................................................  $165,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $465,476,001
                                                              ============

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $11,045,779
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,361,361
Preferred Share Maintenance.................................      216,797
Trustees' Fees and Related Expenses.........................       49,037
Shareholder Services........................................       36,739
Legal.......................................................       25,485
Custody.....................................................       13,671
Other.......................................................      108,715
                                                              -----------
    Total Expenses..........................................    1,811,805
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 9,233,974
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 1,075,706
  Futures...................................................     (257,970)
                                                              -----------
Net Realized Gain...........................................      817,736
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   19,234,329
  End of the Period:
    Investments.............................................   31,660,053
    Futures.................................................     (116,148)
                                                              -----------
                                                               31,543,905
                                                              -----------
Net Unrealized Appreciation During the Period...............   12,309,576
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $13,127,312
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(1,231,587)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $21,129,699
                                                              ===========

 20                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                          DECEMBER 31, 2004    JUNE 30, 2004
                                                          ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  9,233,974       $ 18,608,395
Net Realized Gain.......................................         817,736          1,489,594
Net Unrealized Appreciation/Depreciation During the
  Period................................................      12,309,576        (19,692,828)
Distributions to Preferred Shareholders:
Net Investment Income...................................      (1,231,587)        (1,580,017)
                                                            ------------       ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................      21,129,699         (1,174,856)
Distributions to Common Shareholders:
  Net Investment Income.................................      (8,605,002)       (17,210,089)
  Net Realized Gain.....................................        (232,348)        (1,325,170)
                                                            ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      12,292,349        (19,710,115)
                                                            ------------       ------------

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     288,183,652        307,893,767
                                                            ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $1,902,825 and $2,505,440,
  respectively).........................................    $300,476,001       $288,183,652
                                                            ============       ============

See Notes to Financial Statements                                             21

VAN KAMPEN MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                      SIX MONTHS
                                                        ENDED
                                                     DECEMBER 31,    ------------------------
                                                         2004           2004          2003
                                                     ----------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............  $    10.05     $    10.73    $     9.99
                                                      ----------     ----------    ----------
  Net Investment Income.............................         .32            .65           .66
  Net Realized and Unrealized Gain/Loss.............         .46           (.62)          .70
Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
  Net Investment Income.............................        (.04)          (.06)         (.07)
                                                      ----------     ----------    ----------
Total from Investment Operations....................         .74           (.03)         1.29
Distributions Paid to Common Shareholders:
  Net Investment Income.............................        (.30)          (.60)         (.55)
  Net Realized Gain.................................        (.01)          (.05)          -0-
                                                      ----------     ----------    ----------
NET ASSET VALUE, END OF THE PERIOD..................  $    10.48     $    10.05    $    10.73
                                                      ==========     ==========    ==========

Common Share Market Price at End of the Period......  $     9.04     $     8.87    $     9.66
Total Return (a)....................................       5.35%*        -1.63%        15.76%
Net Assets Applicable to Common Shares at End of the
  Period (In millions)..............................  $    300.5     $    288.2    $    307.9
Ratio of Expenses to Average Net Assets Applicable
  to Common Shares (b)..............................       1.21%          1.23%         1.21%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (b)...................       6.15%          6.25%         6.35%
Portfolio Turnover..................................         11%*           22%           35%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (b)..............................        .78%           .79%          .78%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)...................       5.33%          5.72%         5.67%

SENIOR SECURITIES:
Total Preferred Shares Outstanding..................         330            330           330
Asset Coverage Per Preferred Share (d)..............  $1,410,857     $1,373,451    $1,433,101
Involuntary Liquidating Preference Per Preferred
  Share.............................................  $  500,000     $  500,000    $  500,000
Average Market Value Per Preferred Share............  $  500,000     $  500,000    $  500,000

*  Non-Annualized

(a)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(b)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(c)Ratios reflect the effect of dividend payments to preferred shareholders.

(d)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(e)As required, effective July 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended June 30, 2002 was to increase net investment income per share by $.01, decrease realized and unrealized gains and losses per share by $.01, and increase the ratio of net investment income to average net assets applicable to common shares by .04%. Per shares, supplemental data for the period prior to June 30, 2002 have not been restated to reflect this change in presentation.


YEAR ENDED JUNE 30,
----------------------------------------------------------------------------------------------------------
      2002(e)        2001         2000         1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------
     $     9.62   $     8.99   $     9.56   $    10.26   $    10.01   $     9.76   $     9.76   $     9.92
     ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
            .70          .75          .81          .84          .89          .92          .94          .96
            .31          .66         (.55)        (.70)         .26          .26          .05         (.06)
           (.11)        (.23)        (.22)        (.19)        (.21)        (.21)        (.22)        (.22)
     ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
            .90         1.18          .04         (.05)         .94          .97          .77          .68
           (.53)        (.55)        (.61)        (.65)        (.69)        (.72)        (.77)        (.84)
            -0-          -0-          -0-          -0-          -0-          -0-          -0-          -0-
     ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
     $     9.99   $     9.62   $     8.99   $     9.56   $    10.26   $    10.01   $     9.76   $     9.76
     ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

     $     8.85   $     8.89   $   8.6875   $    9.625   $   10.875   $   10.875   $    9.875   $   11.125
          5.64%        8.88%       -3.08%       -5.68%        6.85%       18.32%       -4.27%        8.59%
     $    286.4   $    276.0   $    258.0   $    274.1   $    292.3   $    283.2   $    273.7   $    271.1
          1.25%        1.27%        1.32%        1.24%        1.23%        1.28%        1.31%        1.33%
          6.99%        7.94%        9.06%        8.23%        8.69%        9.25%        9.47%        9.85%
            41%          50%          54%          98%         103%          53%          29%          38%

           .79%         .79%         .81%         .79%         .79%         .80%         .82%         .83%
          5.92%        5.50%        6.59%        6.35%        6.64%        7.18%        7.26%        7.56%

            330          330          330          330          330          330          330          330
     $1,368,316   $1,336,403   $1,281,820   $1,330,642   $1,385,892   $1,358,326   $1,329,390   $1,321,483
     $  500,000   $  500,000   $  500,000   $  500,000   $  500,000   $  500,000   $  500,000   $  500,000
     $  500,000   $  500,000   $  500,000   $  500,000   $  500,000   $  500,000   $  500,000   $  500,000

See Notes to Financial Statements                                             23

VAN KAMPEN MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Income Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust commenced investment operations on August 26, 1988.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which is considered to approximate market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At December 31, 2004, the Trust had $6,237,589 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

    At December 31, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $434,025,211
                                                                ------------
Gross tax unrealized appreciation...........................    $ 31,954,085
Gross tax unrealized depreciation...........................         (21,724)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 31,932,361
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually to common shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and gains on future transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended June 30, 2004 was as follows:

                                                                   2004
Distributions paid from:
  Ordinary income...........................................    $  145,772
  Long-term capital gain....................................     1,305,092
                                                                ----------
                                                                $1,450,864
                                                                ==========

    As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $ 27,509
Undistributed long-term capital gain........................     177,940

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust. Effective November 1, 2004, the investment advisory fee was reduced from .60% to .55%.

    For the six months ended December 31, 2004, the Trust recognized expenses of approximately $13,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended December 31, 2004, the Trust recognized expenses of approximately $24,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

VAN KAMPEN MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $52,502,188 and $49,008,240, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors, or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts or agreements.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known an initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

    Transactions in futures contracts for the six months ended December 31, 2004, were as follows:

                                                                CONTRACTS
Outstanding at June 30, 2004................................        71
Futures Opened..............................................       234
Futures Closed..............................................      (149)
                                                                  ----
Outstanding at December 31, 2004............................       156
                                                                  ====

    The futures contracts outstanding as of December 31, 2004, and the description and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures March 2005 (Current
  Notional Value of $111,938 per contract)..................      27        $ (27,952)
U.S. Treasury Notes 5-Year Futures March 2005 (Current
  Notional Value of $109,531 per contract)..................     129          (88,196)
                                                                 ---        ---------
                                                                 156        $(116,148)
                                                                 ---        ---------

5. PREFERRED SHARES

The Trust has outstanding 330 shares of Rate Adjusted Tax-Exempt Shares ("Rates") in three series of 110 shares each. Dividends are cumulative and the dividend rate is currently reset every 28 days through an auction process. The average rate in effect on December 31, 2004 was 1.550%. During the six months ended December 31, 2004, the rates ranged from 1.156% to 1.900%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The Rates are redeemable at the option of the Trust in whole or in part at a price of $500,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the Rates are subject to mandatory redemption if the tests are not met.

6. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN MUNICIPAL INCOME TRUST

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 28

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2004 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 920, 919, 107
VMT SAR 3/05 RN04-01589P-Y012/04
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)  Code of Ethics-- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Income Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 17, 2005